INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 27,758		¥ 184,730		¥ 190,854
Less: accumulated amortization	(6,842)		(26,174)		(47,044)
Intangible Assets, net	20,916		158,556		143,810
Amortization expense of intangible assets	3,559	¥ 24,473	16,342	¥ 3,121
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,520		10,449		10,449
Brand name
INTANGIBLE ASSETS, NET
Intangible assets, gross	16,958		116,600		116,600
Software Assets
INTANGIBLE ASSETS, NET
Intangible assets, gross	8,195		50,222		56,346
Domain name
INTANGIBLE ASSETS, NET
Intangible assets, gross	193		1,329		1,329
Others.
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 892		¥ 6,130		¥ 6,130